Transactions with related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Net sales to third parties from continuing operations	$ 49,109	$ 48,518	$ 49,414
Executive Commitee members	11	14	11
Non-executive directors	13	13	12
Roche Holding AG [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	33.30%	33.30%	33.30%
Genentech / Roche [member]
Disclosure of transactions between related parties [line items]
Net expense, royalties cost sharing and profit sharing	$ (33)	$ (217)	$ (309)
Number of contracts with related parties	2
Genentech / Roche [member] | Lucentis [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties from continuing operations	$ 1,900	1,800	2,100
Genentech / Roche [member] | Xolair [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties from continuing operations	$ 920	$ 835	$ 755